Consolidated Statements of Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Statement Line Items [Line Items]
Sales revenue	$ 208,747		$ 181,231
Cost of goods sold	(164,473)		(92,335)
Gross profit	44,274		88,896
Operating expenses
Sales expenses and commissions	(3,871)		(2,485)
General and administrative expenses	(25,215)		(54,398)
Other operating expenses	(10,203)		(6,657)
Stock-based compensation	(11,172)		(46,990)
Operating loss before financial results and income taxes	(6,187)		(21,634)
Financial expenses	(84,176)		(9,893)
Loss before income tax and social contribution	(90,363)		(31,527)
Income tax and social contribution – current	(7,528)		(8,979)
Income tax and social contribution – deferred	27,910		2,260
Net loss for the year	$ (69,981)	$ (69,981)	$ (38,246)	$ (38,246)
Basic and diluted net loss per common share (in CAD per share) | $ / shares	$ (0.63)		$ (0.35)
Weighted average number of common shares outstanding - basic and diluted (in shares) | shares	110,751,538	110,751,538	107,985,916	107,985,916